Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other liabilities
Schedule of trade and other liabilities
€ millions	2021	2020
Trade payables	484	286
Trade payables	45	47
Amounts due to Partners	439	239
Other liabilities	598	427
Accrued Staff Expenses	76	81
VAT, wage and withholding taxes, social security charges and pension premiums	115	77
Other liabilities	407	269
Closing balance	1,082	713